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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-7868
                                  ----------------------------------------------

                 Van Kampen Advantage Municipal Income Trust II
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               (Exact name of registrant as specified in charter)

      522 Fifth Avenue, New York, New York                  10036
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    (Address of principal executive offices)              (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                   -----------------------------

Date of fiscal year end:  10/31
                        --------------------

Date of reporting period:  7/1/06-6/30/07
                         -------------------


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07868
Reporting Period: 07/01/2006 - 06/30/2007
Van Kampen Advantage Municipal Income Trust II









================ VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II ================


VAN KAMPEN SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  920961109
Meeting Date: JUN 22, 2007   Meeting Type: Annual
Record Date:  APR 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee R. Craig Kennedy            For                  Management

1.2   Elect Trustee Jack E. Nelson              For                  Management

*This security was mirror voted 97% For and 3% Abstain

========== END NPX REPORT
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                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Van Kampen Advantage Municipal Income Trust II
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By (Signature and Title):
                                         /s/ Ronald E. Robison

                               President and Principal Executive Officer
                         -------------------------------------------------------


Date  August 28, 2007
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